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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08553

___________________________________

Evergreen International Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 210-3200

________________________

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Intrinsic World Equity Fund, for the quarter ended September 30, 2007. This one series has a December 31 fiscal year end.

Date of reporting period:	September 30, 2007

_______________

Item 1 – Schedule of Investments

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 10.1%
Hotels, Restaurants & Leisure 0.9%
Carnival Corp. ρ	Panama	70,000	$3,390,100

Household Durables 1.5%
NVR, Inc. * ρ	United States	6,100	2,868,525
Sony Corp. ρ	Japan	50,000	2,426,064

			5,294,589

Media 5.0%
Grupo Televisa SA de CV, ADR	Mexico	122,728	2,966,336
Lions Gate Entertainment Corp. * ρ	Canada	549,000	5,660,190
Singapore Press Holdings, Ltd.	Singapore	360,681	1,049,006
Time Warner, Inc.	United States	290,000	5,324,400
Warner Music Group Corp. ρ	United States	275,000	2,777,500

			17,777,432

Specialty Retail 2.7%
H&M Hennes & Mauritz AB, Class B	Sweden	153,400	9,726,946

CONSUMER STAPLES 12.2%
Beverages 2.5%
Diageo plc	United Kingdom	179,698	3,944,926
Fomento Economico Mexicano SA de CV ρ	Mexico	851,400	3,174,981
Grupo Modelo SA de CV, Ser. C ρ	Mexico	400,000	1,922,232

			9,042,139

Food & Staples Retailing 2.4%
Aeon Co., Ltd.	Japan	318,000	4,495,963
Tesco plc	United Kingdom	451,285	4,051,856

			8,547,819

Food Products 5.1%
Bunge, Ltd. ρ	Bermuda	80,000	8,596,000
Cadbury Schweppes plc	United Kingdom	340,127	3,941,990
Unilever NV	Netherlands	190,000	5,861,500

			18,399,490

Household Products 2.2%
Kao Corp. ρ	Japan	194,000	5,796,594
Reckitt Benckiser plc	United Kingdom	33,258	1,952,414

			7,749,008

ENERGY 7.8%
Energy Equipment & Services 3.3%
Transocean, Inc. * ρ	Cayman Islands	71,500	8,083,075
Weatherford International, Ltd. *	Bermuda	56,000	3,762,080

			11,845,155

Oil, Gas & Consumable Fuels 4.5%
BP plc, ADR ρ	United Kingdom	49,960	3,464,726
Chevron Corp.	United States	40,516	3,791,487
Royal Dutch Shell plc ρ	United Kingdom	146,175	6,037,645
Total SA ρ	France	32,010	2,603,207

			15,897,065

FINANCIALS 20.1%
Capital Markets 2.4%
Credit Suisse Group	Switzerland	43,233	2,870,318
Morgan Stanley	United States	58,500	3,685,500
Northern Trust Corp.	United States	32,700	2,167,029

			8,722,847

1

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 12.2%
77 Bank, Ltd.	Japan	878,000	$5,912,226
Deutsche Postbank AG	Germany	71,000	5,214,073
HSBC Holdings plc – Hong Kong Exchange ρ	United Kingdom	242,063	4,429,606
M&T Bank Corp.	United States	56,000	5,793,200
Mitsubishi UFJ Financial Group, Inc. ☐ ρ	Japan	600,000	5,466,238
Royal Bank of Scotland Group plc	United Kingdom	271,940	2,918,258
Societe Generale	France	12,167	2,042,124
Standard Chartered plc	United Kingdom	200,000	6,540,958
Unicredito Italian SpA	Italy	625,000	5,348,440

			43,665,123

Consumer Finance 1.7%
Discover Financial Services *	United States	29,250	608,400
Orix Corp.	Japan	13,000	2,967,028
Orix Corp., ADR *	Japan	21,100	2,394,217

			5,969,645

Diversified Financial Services 0.6%
JPMorgan Chase & Co.	United States	44,111	2,021,166

Insurance 3.2%
AFLAC, Inc. ρ	United States	62,000	3,536,480
American International Group, Inc.	United States	32,700	2,212,155
Everest Re Group, Ltd. ρ	Bermuda	13,000	1,433,120
Prudential plc	United Kingdom	275,943	4,238,769

			11,420,524

HEALTH CARE 7.6%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	United States	95,000	5,346,600
Smith & Nephew plc	United Kingdom	105,230	1,285,194

			6,631,794

Pharmaceuticals 5.7%
AstraZeneca plc, ADR ρ	United Kingdom	58,000	2,904,060
Eli Lilly & Co.	United States	70,000	3,985,100
Novartis AG	Switzerland	65,612	3,620,692
Novo Nordisk AS	Denmark	16,800	2,027,910
Sanofi-Aventis SA ρ	France	73,087	6,189,794
Shionogi & Co., Ltd. ρ	Japan	110,000	1,697,025

			20,424,581

INDUSTRIALS 15.0%
Aerospace & Defense 5.8%
Boeing Co. ρ	United States	33,100	3,475,169
European Aeronautic Defence & Space Co., NV ρ	Netherlands	141,520	4,351,735
Finmeccanica SpA	Italy	154,000	4,487,299
Lockheed Martin Corp.	United States	26,400	2,864,136
Northrop Grumman Corp.	United States	29,500	2,301,000
Raytheon Co.	United States	48,700	3,108,034

			20,587,373

Airlines 1.3%
AMR Corp. * ρ	United States	212,000	4,725,480

Building Products 1.3%
Toto, Ltd. ρ	Japan	654,000	4,745,694

Electrical Equipment 0.7%
Emerson Electric Co.	United States	48,800	2,597,136

2

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 4.0%
3M Co.	United States	52,200	$4,884,876
Siemens AG	Germany	68,874	9,471,490

			14,356,366

Machinery 1.9%
Komatsu, Ltd. ρ	Japan	197,000	6,624,156

INFORMATION TECHNOLOGY 14.7%
Communications Equipment 3.2%
Alcatel-Lucent	France	189,000	1,924,020
Corning, Inc.	United States	48,400	1,193,060
Ericsson, Ser. B	Sweden	2,081,200	8,334,750

			11,451,830

Computers & Peripherals 1.8%
Apple, Inc. *	United States	43,000	6,602,220

Electronic Equipment & Instruments 1.2%
Murata Manufacturing Co., Ltd.	Japan	57,800	4,169,032

Semiconductors & Semiconductor Equipment 3.4%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,772,114
Samsung Electronics Co., Ltd., GDR	South Korea	9,000	2,823,750
Texas Instruments, Inc.	United States	177,000	6,476,430

			12,072,294

Software 5.1%
Adobe Systems, Inc. *	United States	25,500	1,113,330
Microsoft Corp.	United States	126,200	3,717,852
Nintendo Co., Ltd. ρ	Japan	7,900	4,115,336
Oracle Corp. *	United States	166,000	3,593,900
SAP AG	Germany	101,273	5,929,290

			18,469,708

MATERIALS 2.4%
Chemicals 2.4%
Syngenta AG	Switzerland	5,613	1,210,051
Toray Industries, Inc. * ρ	Japan	951,000	7,555,312

			8,765,363

TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 1.5%
Deutsche Telekom AG *	Germany	281,000	5,522,699

Wireless Telecommunication Services 5.1%
KDDI Corp.	Japan	631	4,683,236
SK Telecom Co., Ltd., ADR	South Korea	73,950	2,196,315
Vodafone Group plc	United Kingdom	3,160,709	11,403,038

			18,282,589

UTILITIES 1.7%
Electric Utilities 1.7%
Enersis, SA ρ	Chile	335,700	5,955,318

Total Common Stocks (cost $286,851,211)			351,452,681

3

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

INVESTMENTS IN CASH COLLATERAL 19.2%
MUTUAL FUND SHARES 19.2%
Navigator Prime Portfolio, 5.32% § (cost $68,577,359)	United States	68,577,359	$68,577,359

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $2,090,599)	United States	2,090,599	$2,090,599

Total Investments (cost $357,519,169) 118.0%			422,120,639
Other Assets and Liabilities (18.0%)			(64,285,170)

Net Assets 100.0%			$357,835,469

ρ	All or a portion of this security is on loan.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
§	Rate shown is 1-day annualized yield at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of September 30, 2007:

United States	25.9%
Japan	17.9%
United Kingdom	16.3%
Germany	7.4%
Sweden	5.1%
Bermuda	3.9%
France	3.6%
Netherlands	2.9%
Italy	2.8%
Cayman Islands	2.3%
Mexico	2.3%
South Korea	2.2%
Switzerland	2.2%
Chile	1.7%
Canada	1.6%
Panama	1.0%
Denmark	0.6%
Singapore	0.3%

100.0%

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $359,204,690. The gross unrealized appreciation and depreciation on securities based on tax cost was $77,472,551 and $14,556,602, respectively, with a net unrealized appreciation of $62,915,949.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)     Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________

Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

By: ________________________

Kasey Phillips
Principal Financial Officer

Date: November 28, 2007